Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Line Items]
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Effective income tax rate	(0.10%)	(0.20%)	(0.10%)	(0.60%)	1.40%	0.70%
Valuation allowance					$ 75,826	$ 60,937
Federal operating loss carryforwards					215,500
Net operating loss carryforwards					149,900
Tax credit carryforwards					5,678	4,989
Unrecognized tax benefits					5,000	4,283	$ 3,811
Provision for income taxes	$ 21	$ 55	$ 222	$ 348	(952)	(598)
Maximum [Member]
Income Tax Disclosure [Line Items]
Valuation allowance					14,900
Provision for income taxes	$ 100
Domestic Tax Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Valuation allowance					75,800
Tax credit carryforwards					5,700
Foreign Tax Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Valuation allowance						$ 60,900
Foreign tax credits					97,200
State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforwards					$ 4,300